Corporate Restructuring Plan - Restructuring and Impairment Charges (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Restructuring Cost and Reserve [Line Items]
Right-of-use asset impairment			$ 7,724	$ 0
Total restructuring and impairment charges	$ 46,283	$ 0	71,847	$ 0
Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Right-of-use asset impairment	128		7,724
Impairment of long-lived assets held for sale	4,572		16,233
Total restructuring and impairment charges	46,283		71,847
Restructuring Plan | One-time employee termination benefits
Restructuring Cost and Reserve [Line Items]
Restructuring charges	41		1,816
Restructuring Plan | Contract Terminations
Restructuring Cost and Reserve [Line Items]
Restructuring charges	0		1,888
Asset impairment for leasehold improvements | Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Asset Impairment Charges	0		2,644
Building and construction work in progress impairment | Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Asset Impairment Charges	$ 41,542		$ 41,542